The Company (Tables)	12 Months Ended
Dec. 29, 2011
The Company [Abstract]
Schedule Of Receivables

	As of December 29, 2011	As of December 30, 2010

Trade accounts............................................................................................................................................	$ 98.4	$ 100.9
Other.................................................................................................................................................................	2.5	2.9
Less allowance for doubtful accounts..............................................................................................	(4.3)	(3.7)

Total...................................................................................................................................................................	$ 96.6	$ 100.1

Schedule Of Useful Lives

Equipment.............................................................................................................................	4-10 years
Computer hardware and software..............................................................................	3-5 years
Leasehold improvements..............................................................................................	Lesser of lease term or asset life

Schedule Of Accumulated Other Comprehensive Loss

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

Beginning Balance.................................................................................................................................	$ (58.3)	$ (47.4)	$ (73.5)
Change in fair value on cash flow hedge...................................................................................	0.1	(12.2)	24.8
Reclassifications into earnings.......................................................................................................	1.3	1.3	1.3

Ending Balance.......................................................................................................................................	$ (56.9)	$ (58.3)	$ (47.4)